SUBSEQUENT EVENTS (Details Textual)			1 Months Ended				6 Months Ended	12 Months Ended
	Aug. 14, 2017	Aug. 03, 2017 shares	Jun. 27, 2017 USD ($) shares	May 23, 2017 USD ($)	Apr. 15, 2017 USD ($) $ / shares shares	May 23, 2016 USD ($)	Sep. 30, 2017 USD ($) shares	Mar. 31, 2018	May 25, 2017 $ / shares	Mar. 31, 2017 shares	Mar. 31, 2016 shares	Dec. 31, 2014 shares
Subsequent Event [Line Items]
Loans and Leases Receivable, Gross, Total | $					$ 2,999,476
Class of Warrant or Right, Outstanding							13,663,014			17,638,243	17,900,288
Common Stock, Shares Authorized							250,000,000			150,000,000	150,000,000	200,000,000
Executive Employee [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,500,000
Share Based Compensation Arrangement By Share Based Payment Award Additional Options Grants In Period Gross		500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.25
Class of Warrant or Right, Outstanding			13,663,014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					1,500,000
Payment For Placement Agent Fees | $			$ 125,000
Warrant Holders Exercised Shares			5,000,172
Warrant Holders Exercised Amount | $			$ 1,125,038
Proceeds from (Repayments of) Debt | $							$ 1,099,984
Common Stock, Shares Authorized							250,000,000			150,000,000
Conversion of Stock, Shares Converted							2,000,000
Interest Rate Chage To Fixed Rate	12							3
Aggregate Cost Proceeds | $					$ 7,000,000
Debt Instrument, Redemption Price, Percentage					20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased | $ / shares					$ 0.25
Shareholders Exchanged Into Commonstock					2,000,000
Secured Demand Notes | $					$ 50,000
Share Based Compensation Arrangement By Share Based Payment Award Additional Options Grants In Period Gross					500,000
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					250,000
Subsequent Event [Member] | Executive Employee [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					2,000,000
Share Price | $ / shares					$ 0.21
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					150,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					250,000,000
Subsequent Event [Member] | Exercise Price 1.40 Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									1.40
Subsequent Event [Member] | Exercise Price 0.80 Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.80
Ginger Capital Investment Holding Ltd [Member]
Subsequent Event [Line Items]
Payments to Acquire Interest in Joint Venture | $						$ 500,000
Ginger Capital Investment Holding Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Profit distribution Description				Any profit distribution will be 75% in favor of Ginger Capital and 25% in favor of the Company
Warrant Fixed Interest Rate				8.00%
Description for New Round Stock				(i) $0.50 per New Round Stock and (ii) the quotient obtained by dividing (x) the Outstanding Balance on the conversion date multiplied by 1.10 by (y) the actual price per New Round Stock in the Qualified Financing. Upon the Maturity Date, Ginger Capital shall further be issued the Warrant, exercisable into a number of shares of the Companys common stock equal to (i) in the case of the conversion of the Note, 25% of the number of shares issued upon conversion and (ii) in the case of the repayment of the Note in cash, the number of shares of Common Stock equal to the quotient obtained by dividing the Outstanding Balance by 4. The exercise price per share is $0.60.
Amount We Need To Raise To Trigger Conversion | $				$ 3,000,000
Corporate Joint Venture [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Amount JV partner will contribute to JV | $				$ 1,450,000